Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Tel: 202.739.3000

Fax: 202.739.3001

www.morganlewis.com

February 24, 2012

VIA EDGAR

US Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Rydex Dynamic Funds (File Nos. 333-84797 and 811-09525)
Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, Rydex Dynamic Funds (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933 and the Investment Company Act of 1940, Post-Effective Amendment No. 23 to the Trust’s Registration Statement on Form N-1A (“PEA No. 23”). The purpose of PEA No. 23 is to reflect the addition of disclosure regarding Security Investors LLC’s ability, as investment adviser to each series of the Trust and pursuant to an exemptive order received from the U.S. Securities and Exchange Commission, to hire one or more unaffiliated sub-advisers without obtaining shareholder approval.

Please direct any questions or comments you may have to my attention at the address listed above. In addition, please feel free to contact me at 202.739.5684 with your questions or comments.

Sincerely,

/s/ Laura E. Flores
Laura Flores